Prepaid expenses and other assets	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

5.	Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	March 31, 2026	December 31, 2025
	$	$
Prepaid insurance	1,187	1,403
Prepaid research and development	-	1
Other	72	184
	1,259	1,588

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)